SUBSEQUENT EVENTS (Details Narrative) - shares	Feb. 15, 2024	Mar. 01, 2024	Nov. 15, 2023	Aug. 15, 2023
Subsequent Event [Line Items]
Number of shares issued value			10,000	30,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Maturity date	May 15, 2024
Number of shares issued during period extension	10,000
Number of shares issued during period all five extension	50,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued value		100,000
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued value		50,000